SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Schedule of selling, general and administrative expenses
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Payroll and related expenses	32,402	24,141	15,951
Share-based payment	7,097	7,004	1,831
Office and maintenance	2,365	1,814	1,274
Advertising and sales promotion	2,599	1,612	990
Depreciation and amortization	3,366	2,199	1,563
Computers and IT systems maintenance	4,452	2,396	1,286
Professional fees	5,903	2,718	1,775
Provision for credit losses and bad debts	630	1,019	636
Other expenses	5,278	2,476	1,239
	64,092	45,379	26,545